Customer And Supplier Concentration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SOI Wafers
Disclosure of major customers [line items]
Amount due to supplier	$ 68	$ 9
SOI Wafers | Supplier Risk
Disclosure of major customers [line items]
Supplier concentration risk (as a percent)	71.40%	60.90%	63.00%
Customer A
Disclosure of major customers [line items]
Percentage of entity's revenue (as a percent)	16.40%	15.70%	17.00%
Trade receivables	$ 343	$ 176
Customer B
Disclosure of major customers [line items]
Percentage of entity's revenue (as a percent)		10.70%
Trade receivables	$ 103	$ 145
Customer C
Disclosure of major customers [line items]
Percentage of entity's revenue (as a percent)	13.90%
Trade receivables	$ 142	$ 79